IDS
Equity Value Fund

1995 semiannual report

(icon of three flowers)

The goal of IDS Equity Value Fund, a part of IDS Strategy Fund, Inc., is growth of capital and income. The Fund invests primarily in equity securities that provide income, offer the opportunity for long-term capital growth, or both.

Distributed by
American Express
Financial Advisors Inc.

(icon of three flowers)

Best of the bargains

Just like anything else, stocks of solid companies sometimes go "on sale." That is, they fall out of favor with investors and their prices decline. These
"value" stocks represent a classic opportunity to "buy low" in the market, which is what Equity Value
Fund seeks to do. Investors benefit when the potential of such companies is rediscovered, causing the stocks to regain favor.

Contents
From the president                3
From the portfolio manager        3
Ten largest holdings              5
Financial statements              6
Notes to financial statements     9
Investments in securities        17
Directors and officers           20
IDS mutual funds                 21

        To our shareholders

(Picture of William R. Pearce)
William R. Pearce
President of the Fund

(Picture of Thomas W. Medcalf)
Thomas W. Medcalf
Portfolio manager

From the president
As I indicated in the Fund's previous reports, new agreements between the Fund and American Express Financial Corporation (AEFC) were approved by shareholders in November 1994. The new agreements became effective when the Fund began offering multiple classes of shares on March 20, 1995.

The advantage of offering more than a single class of shares is that investors may choose how they wish to pay sales charges.
A portion of these charges compensates your American Express financial advisor (formerly called your IDS planner), who is committed to providing you with outstanding services.

Adding new classes of mutual fund shares does make the presentation of financial information in this report more complex. However, we will continue our effort to make the reports easier to read and understand. Meanwhile, your American Express financial advisor is available to answer your questions.

William R. Pearce
From the portfolio manager

A highly favorable investment environment prevailed throughout most of the spring and summer, enabling IDS Equity Value Fund to post a double-digit total return for the first half of the fiscal year
(May through September, 1995).

After struggling during much of 1994, the stock market got off to a strong start in 1995, thanks to a decline in long-term interest rates. Soon, surprisingly good corporate profit reports and the continuation of a subdued inflation rate created additional market momentum. The result was a roaring rally that persisted with only minor interruptions through the end of the fiscal period in September.

Growth stocks
lead advance

Most of the time, growth stocks - those of companies boasting rapidly growing profits - were at the forefront of the market's advance.
Of that group, stocks of high-technology companies, especially producers of semiconductors, were especially strong.

That trend worked to the Fund's disadvantage during the past six months, because growth stocks rarely fit our value-oriented investment style.

Growth stocks tend to be high-priced relative to their respective companies' earnings power, and are subject to above-average price declines as well as upswings. Value stocks, on the other hand, usually represent more-established companies (often of the blue chip variety), pay substantial dividends and sell at prices below their true market potential.

Banks, insurance
provide boost

That notwithstanding, many of our holdings generated good gains.
The leading examples were in the financial services sector, especially in the banking and insurance areas. These stocks, which comprised an above-average portion of the portfolio, were buoyed by falling long-term interest rates.

Complementing them were our health-care stocks, our second-best group of performers.

As for disappointments, our "cyclical" stocks such as those in the auto, chemicals and energy sectors were less productive than the U.S. market as a whole. The same was true of our holdings in the retailing group and our foreign stocks.

The structure of the portfolio remained essentially the same during the six months, as we made no meaningful shifts in or out of stock sectors. We did, however, reduce the number of stocks in the portfolio to allow us to better allocate our investment attention. Given the stock market's remarkable run-up thus far in 1995, we're expecting a more modest performance in the second half of the fiscal year. If that outlook proves to be correct, we think the relatively conservative stocks that characterize our portfolio will begin to look increasingly attractive to investors.

Thomas W. Medcalf

Class A
6-month performance
(All figures per share)
Net asset value (NAV)
Sept. 30, 1995           $10.25
March 31, 1995           $ 9.21
Increase                 $ 1.04

Distributions
April 1, 1995 - Sept. 30, 1995
From income              $ 0.13
From capital gains       $   --
Total distributions      $ 0.13

Total return*            +12.7%**

Class B
6-month performance
(All figures per share)
Net asset value (NAV)
Sept. 30, 1995           $10.25
March 31, 1995           $ 9.21
Increase                 $ 1.04

Distributions
April 1, 1995 - Sept. 30, 1995
From income              $ 0.09
From capital gains       $   --
Total distributions      $ 0.09

Total return*            +12.3%**

Class Y
6-month performance
(All figures per share)
Net asset value (NAV)
Sept. 30, 1995           $10.25
March 31, 1995           $ 9.21
Increase                 $ 1.04

Distributions
April 1, 1995 - Sept. 30, 1995
From income              $ 0.14
From capital gains       $   --
Total distributions      $ 0.14

Total return*            +12.9%**

 *The prospectus discusses the effects of sales
  charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

PAGE

Your fund's ten largest holdings

(Pie chart) The ten holdings listed here make up 15.83% of the fund's net assets

Equity Value Fund

_____________________________________________________________________________________

                                                       Percent                 Value
                                          of fund's net assets)(as of Sept. 30, 1995)
_____________________________________________________________________________________
                                                                          (Unaudited)
Pfizer                                                   1.64%            $24,018,750
Leading producer of pharmaceuticals, hospital products, animal health items, non-prescription medications and specialty chemicals.

NationsBank                                              1.61              23,537,500
A bank holding company with a strong presence in North Carolina, South Carolina,
Texas, Virginia, Florida and Georgia.

Xerox                                                    1.61              23,515,625
A large, multinational company focused on the document-processing business.
The company also operates several financial services businesses.

General Motors                                           1.60              23,437,500
A high-technology applications company engaged in automotive electronics, defense electronics, telecommunications and commercial technology.

Anheuser Busch                                           1.60              23,390,625
The leading brewer in the United States. The company is also a producer of baked goods and snacks, and is an operator of theme parks.

St. Paul Companies                                       1.60              23,350,000
Through its subsidiaries, the St. Paul Company is primarily engaged in property-
liability insurance, underwriting, insurance brokerage, and investment banking and asset management.

Philip Morris                                            1.57              22,962,500
The largest cigarette company, Philip Morris has become the second largest packaged-food company in the world as a result of its Kraft acquisition.

SmithKline Beecham                                       1.56              22,781,250
One of the world's largest phamaceutical and health-care companies, providing a wide range of prescription and over-the-counter drugs and clinical laboratory services.

General Electric                                         1.52              22,312,500
A diversified company with interest in maufacturing, broadcasting (NBC), financial services and technology.

Repsol SA ADR                                            1.52              22,225,000
The major gasoline refiner and marketer in Spain, in now venturing abroad in a search for oil and gas. The company also has interests in commodity chemicals.

PAGE

                         Statement of assets and liabilities

                         IDS Equity Value Fund
                         Sept. 30, 1995
_____________________________________________________________________________________________________________

Assets
_____________________________________________________________________________________________________________
                                                                                                   (Unaudited)
Investments in securities, at value (Note 1)
  (identified cost $1,280,111,426)                                                             $1,466,846,427
Dividends and accrued interest receivable                                                           4,216,299
Receivable for investment securities sold                                                          24,616,072
U.S. government securities held as collateral (Note 5)                                             30,240,321
_____________________________________________________________________________________________________________
Total assets                                                                                    1,525,919,119
_____________________________________________________________________________________________________________

                         Liabilities
_____________________________________________________________________________________________________________
Disbursements in excess of cash on demand deposit                                                  14,380,615
Dividends payable to shareholders                                                                      79,681
Payable for investment securities purchased                                                        17,552,763
Payable upon return of securities loaned (Note 5)                                                  30,731,721
Accrued investment management services fee                                                             40,284
Accrued distribution fee                                                                               59,169
Accrued service fee                                                                                    13,937
Accrued transfer agency fee                                                                            12,837
Accrued administrative services fee                                                                     2,800
Other accrued expenses                                                                                376,362
_____________________________________________________________________________________________________________
Total liabilities                                                                                 63,250,169
_____________________________________________________________________________________________________________
Net assets applicable to outstanding capital stock                                             $1,462,668,950
_____________________________________________________________________________________________________________

                         Represented by
_____________________________________________________________________________________________________________
Capital stock -- authorized 10,000,000,000 shares of $.01 par value;                           $    1,427,455
Additional paid-in capital                                                                      1,243,857,100
Undistributed net investment income                                                                   375,804
Accumulated net realized gain (Note 1)                                                             30,265,650
Unrealized appreciation of investments and on translation of assets
  and liabilities in foreign currencies                                                           186,742,941
_____________________________________________________________________________________________________________
Total -- representing net assets applicable to outstanding capital stock                       $1,462,668,950
_____________________________________________________________________________________________________________
Net assets applicable to outstanding shares: Class A                                           $   13,857,180
                                             Class B                                           $1,448,810,636
                                             Class Y                                           $        1,134

Net asset value per share of outstanding capital stock: Class A shares   1,352,375             $        10.25
                                                        Class B shares 141,393,015             $        10.25
                                                        Class Y shares         111             $        10.25

See accompanying notes to financial statements.
PAGE
                          Financial statements

                          Statement of operations
                          IDS Equity Value Fund
                          Six months ended Sept. 30, 1995
_____________________________________________________________________________________________________________

                          Investment income
_____________________________________________________________________________________________________________
                                                                                                  (Unaudited)
Income:
Interest                                                                                         $  4,424,302
Dividends (net of foreign taxes withheld of $305,406)                                              20,386,365
_____________________________________________________________________________________________________________
Total income                                                                                       24,810,667
_____________________________________________________________________________________________________________
Expenses (Note 2):
Investment management services fee                                                                  3,513,590
Distribution fee - Class B                                                                          5,190,432
Transfer agency fee                                                                                 1,195,068
Incremental transfer agency fee - Class B                                                              80,712
Service fee
  Class A                                                                                               8,142
  Class B                                                                                           1,204,958
Administrative services fee                                                                           245,845
Compensation of directors                                                                              11,802
Compensation of officers                                                                                5,181
Custodian fees                                                                                        217,642
Postage                                                                                               104,838
Registration fees                                                                                      41,637
Reports to shareholders                                                                                22,574
Audit fees                                                                                             10,000
Administrative                                                                                          4,702
Other                                                                                                  11,372
_____________________________________________________________________________________________________________

Total expenses                                                                                    11,868,495
_____________________________________________________________________________________________________________

Investment income -- net                                                                           12,942,172
_____________________________________________________________________________________________________________

                          Realized and unrealized gain -- net
_____________________________________________________________________________________________________________
Net realized gain on security and foreign currency transactions (Note 3)                          37,639,980
Net change in unrealized appreciation or depreciation of investments and on
  translation of assets and liabilities in foreign currencies                                    110,518,414
_____________________________________________________________________________________________________________
Net gain on investments and foreign currency                                                      148,158,394
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                                             $161,100,566
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.
/TABLE

PAGE

                          Financial statements

                          Statements of changes in net assets
                          IDS Equity Value Fund

_____________________________________________________________________________________________________________

                          Operations and distributions                       Sept. 30, 1995    March 31, 1995
_____________________________________________________________________________________________________________
                                                                           Six months ended        Year ended
                                                                                (Unaudited)
Investment income -- net                                                     $   12,942,172    $   24,535,993
Net realized gain on investments and foreign currency                            37,639,980         7,363,051
Net change in unrealized appreciation or depreciation
  of investments and on translation of assets and
  liabilities in foreign currencies                                             110,518,414        57,194,997
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                            161,100,566        89,094,041
_____________________________________________________________________________________________________________
Distributions to shareholders from:
 Net investment income
   Class A                                                                         (151,828)          (31,456)
   Class B                                                                      (13,351,042)      (24,811,727)
   Class Y                                                                              (15)               --
 Net realized gains
   Class B                                                                               --       (55,817,534)
_____________________________________________________________________________________________________________
Total distributions                                                             (13,502,885)      (80,660,717)
_____________________________________________________________________________________________________________

                          Capital share transactions (Note 4)
_____________________________________________________________________________________________________________
Proceeds from sales
   Class A shares (Note 2)                                                        7,340,317         6,221,965
   Class B shares                                                                77,419,166       312,970,153
   Class Y shares                                                                     1,000                20
Reinvestment of distributions at net asset value
   Class A shares                                                                   149,545            31,089
   Class B shares                                                                13,197,156        79,769,788
   Class Y shares                                                                        15                --
Payments for redemptions
   Class A shares                                                                  (871,727)          (63,496)
   Class B shares (Note 2)                                                      (92,333,123)     (128,511,731)
_____________________________________________________________________________________________________________

Increase in net assets from capital share transactions                            4,902,349       270,417,788
_____________________________________________________________________________________________________________

Total increase in net assets                                                    152,500,030       278,851,112

Net assets at beginning of period                                            1,310,168,920     1,031,317,808
_____________________________________________________________________________________________________________
Net assets at end of period
  (including undistributed net investment income of $375,804
   and $936,517)                                                             $1,462,668,950    $1,310,168,920
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.

PAGE
                         Notes to financial statements

                         IDS Equity Value Fund
                         (Unaudited as to Sept. 30, 1995)
______________________________________________________________________________
1. Summary of significant accounting policies

The Fund is a series of IDS Strategy Fund, Inc. and registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class Y shares. Class A shares, which the Fund began offering on March 20, 1995, are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to class A after eight years. Class Y shares, which the Fund also began offering on March 20, 1995, have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board of directors. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell stock index futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and
foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared and paid quarterly are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last dividend at the end of the calendar quarter.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.
______________________________________________________________________________
2. Expenses and sales charges

Effective March 20, 1995, when the Fund began offering multiple classes of shares, the Fund entered into agreements with AEFC for managing its portfolio, providing administrative services and serving as transfer agent as follows:
Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.53% to 0.4% annually.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15
o Class B $16
o Class Y $15

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services as follows: Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $128,866 for Class A and $522,637 for Class B for the six months ended Sept. 30, 1995. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

The Fund has a retirement plan for its independent directors. Upon retirement, directors receive monthly payments equal to one-half of the retainer fee for as many months as they served as directors up to 120 months. There are no death benefits. The plan is not funded but the Fund recognizes the cost of payments during the time the directors serve on the board. The retirement plan expense amounted to $3,032 for the six months ended Sept. 30, 1995.
______________________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $354,439,251 and $348,386,606, respectively, for the six months ended Sept. 30, 1995. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $23,472 for the six months ended Sept. 30, 1995.
______________________________________________________________________________
4. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:
________________________________________________________________________________________
                                  Six months ended Sept. 30, 1995

                                Class A        Class B          Class Y
___________________________________________________________________________
Sold                            746,163      7,974,762              107
Issued for reinvested            14,944      1,325,160                2
   distributions
Redeemed                        (88,855)    (9,475,741)              --
___________________________________________________________________________

Net increase (decrease)         672,252       (175,819)             109
___________________________________________________________________________

                                  Year ended March 31, 1995

                               Class A*        Class B         Class Y*
___________________________________________________________________________

Sold                            683,711     33,954,887                2
Issued for reinvested             3,367      9,108,628               --
  distributions
Redeemed                         (6,955)   (14,021,209)              --
___________________________________________________________________________

Net increase                    680,123     29,042,306                2
___________________________________________________________________________

*Inception date was March 20, 1995.

___________________________________________________________________________
5. Lending of portfolio securities

At Sept. 30, 1995, securities valued at $30,066,075 were on loan to brokers. For collateral, the Fund received $491,400 in cash and U.S. government securities valued at $30,240,321. Income from securities lending amounted to $104,487 for the six months ended Sept. 30, 1995. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

______________________________________________________________________________
6. Financial highlights

The table below shows certain important financial information for evaluating the Fund's results.

                          Fiscal period ended March 31,
                          Per share income and capital changes*

                                Class A                           Class B                              Class Y
                             ______________     _______________________________________________      ______________
                             1995*** 1995**          1995*** 1995    1994   1993   1992    1991      1995*** 1995**
Net asset value,            $ 9.21  $9.10          $ 9.21   $9.17   $9.46  $8.90  $8.22   $7.92      $ 9.21  $9.23
beginning of period
                           Income from investment operations:
Net investment income          .12    .01             .09     .19     .18    .19    .22     .26        .13     --

Net gains (losses)            1.05    .15            1.04     .47     .37   1.18    .98     .48       1.05    .03
(both realized and unrealized)

Total from investment         1.17    .16            1.13     .66     .55   1.37   1.20     .74       1.18    .03
operations
                           Less distributions:
Dividends from net            (.13)  (.05)           (.09)   (.19)   (.18)  (.19)  (.22)   (.26)      (.14)  (.05)
investment income

Distributions from              --     --              --    (.43)   (.66)  (.62)  (.30)   (.18)        --     --
realized gains

Total distributions           (.13)  (.05)           (.09)   (.62)   (.84)  (.81)  (.52)   (.44)      (.14)  (.05)

Net asset value,            $10.25  $9.21          $10.25   $9.21   $9.17  $9.46  $8.90   $8.22     $10.25  $9.21
end of period
                           Ratios/supplemental data
                             ______________     _______________________________________________      ______________
                             1995*** 1995**          1995*** 1995    1994   1993   1992   1991       1995*** 1995**

Net assets, end of period      $14     $6          $1,449  $1,304  $1,031   $758   $497   $370         $--    $--
(in millions)

Ratio of expenses to          .96%+  .91%+          1.72%+  1.61%   1.56%  1.63%  1.66%  1.66%        .78%+   --%****
average daily net assets

Ratio of net income          2.71%+  2.43%+         1.87%+  2.10%   1.93%  2.15%  2.56%  3.41%        3.01%+  --%****
to average daily net assets

Portfolio turnover rate       28%      85%            28%     85%     70%    48%    72%    65%         28%     85%
(excluding short-term
securities)
Total return++              12.7%     1.8%          12.3%    7.7%    5.5%  16.0%  15.0%  10.1%       12.9%    0.3%


                           *For a share outstanding throughout the period. Rounded to the nearest cent.
                          **Inception date was March 20, 1995 for Class A and Y.
                         ***Six months ended Sept. 30, 1995 (Unaudited).
                        ****Ratio of expenses and net investment income to average daily net assets is not presented for Class Y as only two shares were outstanding during the period.
                           +Adjusted to an annual basis.
                          ++Total return does not reflect payment of a sales charge. Total return for periods less than a year are not annualized.

PAGE

                         Investments in securities
                         IDS Equity Value Fund                                                (Percentages represent value of
                         Sept. 30, 1995 (Unaudited)                                       investments compared to net assets)
_____________________________________________________________________________________________________________________________

Common stocks (89.2%)
_____________________________________________________________________________________________________________________________

Issuer                                                                                   Shares                      Value(a)
_____________________________________________________________________________________________________________________________
Aerospace & defense (4.4%)
Raytheon                                                                                260,000                $   22,100,000
Rockwell                                                                                425,000                    20,081,250
United Technologies                                                                     250,000                    22,093,750
                                                                                                               ______________
Total                                                                                                              64,275,000
_____________________________________________________________________________________________________________________________
Automotive & related (4.5%)
Ford Motor                                                                              700,000 (b)                21,787,500
General Motors                                                                          500,000                    23,437,500
Genuine Parts                                                                           525,000                    21,065,625
                                                                                                               ______________
Total                                                                                                              66,290,625
_____________________________________________________________________________________________________________________________
Banks and savings & loans (6.8%)
BankAmerica                                                                             365,000                    21,854,375
First Union                                                                             425,000                    21,675,000
Fleet Financial                                                                         550,000                    20,762,500
NationsBank                                                                             350,000                    23,537,500
Southern Natl                                                                           449,500                    11,799,375
                                                                                                               ______________
Total                                                                                                              99,628,750
_____________________________________________________________________________________________________________________________
Beverages & tobacco (4.6%)
Anheuser-Busch                                                                          375,000                    23,390,625
Philip Morris                                                                           275,000                    22,962,500
UST                                                                                     725,000                    20,753,125
                                                                                                               ______________
Total                                                                                                              67,106,250
_____________________________________________________________________________________________________________________________
Building materials (1.4%)
Masco                                                                                   725,000                   19,937,500
_____________________________________________________________________________________________________________________________

See accompanying notes to investments in securities.

Chemicals (6.5%)
Air Products & Chemicals                                                                400,000                    20,850,000
ARCO Chemical                                                                           212,500                    10,359,375
Dow Chemical                                                                            285,000                    21,232,500
Ethyl                                                                                   340,500                     3,788,062
Lubrizol                                                                                525,000                    17,128,125
PPG Inds                                                                                475,000                    22,087,500
                                                                                                               ______________
Total                                                                                                              95,445,562
_____________________________________________________________________________________________________________________________
Computers and office equipment (3.1%)
Intl Business Machines                                                                  230,000                    21,706,250
Xerox                                                                                   175,000                    23,515,625
                                                                                                               ______________
Total                                                                                                              45,221,875
_____________________________________________________________________________________________________________________________
Electronics (1.2%)
Thomas & Betts                                                                          275,000                   17,771,875
_____________________________________________________________________________________________________________________________
Energy (5.7%)
Amoco                                                                                   325,000                    20,840,625
Atlantic Richfield                                                                      185,000                    19,864,375
Exxon                                                                                   300,000                    21,675,000
Mobil                                                                                   215,000                    21,419,375
                                                                                                               ______________
Total                                                                                                              83,799,375
_____________________________________________________________________________________________________________________________
Financial services (1.4%)
Travelers                                                                               375,000                   19,921,875
_____________________________________________________________________________________________________________________________
Furniture & appliances (0.9%)
Maytag                                                                                  750,000                   13,125,000
_____________________________________________________________________________________________________________________________
Health care (4.7%)
Beckman Instruments                                                                     212,000                     6,413,000
Bristol Myers-Squibb                                                                    275,000                    20,040,625
Johnson & Johnson                                                                       250,000                    18,531,250
Pfizer                                                                                  450,000                    24,018,750
                                                                                                               ______________
Total                                                                                                              69,003,625
_____________________________________________________________________________________________________________________________
Industrial equipment & services (0.8%)
General Signal                                                                          385,000                   11,261,250
_____________________________________________________________________________________________________________________________
Industrial transportation (2.9%)
Norfolk Southern                                                                        275,000                    20,556,250
Union Pacific                                                                           325,000                    21,531,250
                                                                                                               ______________
Total                                                                                                              42,087,500
_____________________________________________________________________________________________________________________________
Insurance (7.2%)
Amer General                                                                            550,000                    20,556,250
Aon                                                                                     525,000                    21,459,375
Marsh & McLennan                                                                        225,000                    19,771,875
Providian                                                                               251,600                    10,441,400
St. Paul Companies                                                                      400,000                    23,350,000
Tempest Reinsurance                                                                      77,000 (c)                 9,820,580
                                                                                                               ______________
Total                                                                                                             105,399,480
_____________________________________________________________________________________________________________________________
Media (4.2%)
Dun & Bradstreet                                                                        325,000                    18,809,375
Gannett                                                                                 400,000                    21,850,000
McGraw-Hill                                                                             250,000                    20,437,500
                                                                                                               ______________
Total                                                                                                              61,096,875
_____________________________________________________________________________________________________________________________
Metals (1.2%)
Reynolds Metals                                                                         300,000                   17,325,000
_____________________________________________________________________________________________________________________________
Multi-industry conglomerates (5.9%)
Emerson Electric                                                                        300,000                    21,450,000
General Electric                                                                        350,000                    22,312,500
Minnesota Mining & Mfg                                                                  375,000                    21,187,500
Textron                                                                                 325,000                    22,181,250
                                                                                                               ______________
Total                                                                                                              87,131,250
_____________________________________________________________________________________________________________________________
Paper & packaging (1.5%)
Union Camp                                                                              375,000                   21,609,375
_____________________________________________________________________________________________________________________________
Retail (7.5%)
Dayton Hudson                                                                           274,300                    20,812,513
May Dept Stores                                                                         500,000                    21,875,000
Melville                                                                                275,000                     9,487,500
Nordstrom                                                                               500,000                    20,875,000
Rite Aid                                                                                575,000                    16,100,000
Toys R Us                                                                               775,000 (c)                20,925,000
                                                                                                               ______________
Total                                                                                                             110,075,013
_____________________________________________________________________________________________________________________________
Utilities - gas (1.4%)
Tenneco                                                                                 450,000                   20,812,500
_____________________________________________________________________________________________________________________________
Foreign (11.4%)(d)
BTR                                                                                   3,500,000                    18,056,500
Grand Met                                                                             2,900,000                    20,389,900
Hanson ADR                                                                            1,300,000                    21,125,000
Imperial Chemical Inds                                                                1,600,000                    20,300,800
Repsol (SA) ADR                                                                         700,000                    22,225,000
Royal Dutch Petroleum                                                                   175,000                    21,481,250
SmithKline Beecham                                                                      450,000                    22,781,250
Tomkins                                                                               5,000,000                    19,905,000
                                                                                                               ______________
Total                                                                                                             166,264,700
_____________________________________________________________________________________________________________________________
Total common stocks
(Cost: $1,117,853,833)                                                                                         $1,304,590,255
_____________________________________________________________________________________________________________________________

Short-term securities (11.1%)
_____________________________________________________________________________________________________________________________
                                                            Annualized                 Amount
                                                              yield on             payable at
                                                               date of               maturity
Issuer                                                        purchase                                              Value(a)
_____________________________________________________________________________________________________________________________
U.S. government agencies (0.6%)
Federal Home Loan Bank
Disc Note
10-23-95                                                       5.61%                 $4,000,000                $    3,985,740
Federal Natl Mtge Assn
Disc Note
10-11-95                                                       5.68                   4,600,000                     4,592,059
                                                                                                               ______________
Total                                                                                                               8,577,799
_____________________________________________________________________________________________________________________________
Commercial paper (10.5%)
Albertson's
10-25-95                                                       5.73                   5,000,000                     4,980,208
Amer General Finance
10-11-95                                                       5.78                   5,600,000                     5,590,178
10-30-95                                                       5.73                   7,000,000                     6,966,808
Amgen
11-17-95                                                       5.72                   2,200,000                     2,183,368
AT&T Capital
11-02-95                                                       5.73                   5,100,000                     5,073,399
BellSouth
Telecommunications
10-19-95                                                       5.73                   6,000,000                     5,981,950
CAFCO
10-12-95                                                       5.76                   3,300,000                     3,293,697
Campbell Soup
10-20-95                                                       5.76                   5,000,000 (e)                 4,982,746
Cargill Global Funding
10-10-95                                                       5.75                   5,900,000 (e)                 5,890,626
CIT Group Holdings
10-10-95                                                       5.79                   4,300,000                     4,293,132
Commerzbank U.S. Finance
10-03-95                                                       5.76                   5,700,000                     5,697,278
10-25-95                                                       5.75                   6,000,000                     5,976,167
10-25-95                                                       5.76                   3,600,000                     3,585,675
Deutsche Bank Financial
10-23-95                                                       5.73                   5,100,000                     5,081,427
G.E. Capital
10-24-95                                                       5.73                   1,900,000                     1,892,780
Harris Trust
11-03-95                                                       5.75                   5,800,000                     5,800,000
Metlife Funding
11-09-95                                                       5.77                   5,300,000                     5,266,257
Penney (JC) Funding
10-27-95                                                       5.73                   8,000,000                     7,965,800
11-10-95                                                       5.74                   5,500,000                     5,464,296
Pioneer Hi-Bred Intl
10-18-95                                                       5.73                   2,600,000                     2,592,590
10-23-95                                                       5.75                   6,400,000                     6,376,612
10-27-95                                                       5.73                   3,600,000                     3,584,610
Pitney Bowes Credit
10-03-95                                                       5.77                   2,800,000                     2,798,661
Reed Elsevier
10-19-95                                                       5.75                   2,300,000 (e)                 2,293,056
SAFECO Credit
10-13-95                                                       5.75                   7,000,000                     6,985,541
Sandoz
10-27-95                                                       5.75                   2,600,000 (e)                 2,588,846
Southern California Gas
10-05-95                                                       5.76                   4,225,000 (e)                 4,221,643
Southwestern Bell Capital
10-18-95                                                       5.76                   1,700,000 (e)                 1,695,138
UBS Finance
10-02-95                                                       6.52                   6,600,000                     6,597,609
USAA Capital
10-03-95                                                       5.74                   5,000,000                     4,997,621
U S WEST Communications
10-24-95                                                       5.72                   5,100,000                     5,080,654
Wachovia Bank
10-26-95                                                       5.73                   7,900,000                     7,900,000
                                                                                                                 ____________
Total                                                                                                             153,678,373
_____________________________________________________________________________________________________________________________
Total short-term securities
(Cost: $162,257,593)                                                                                           $  162,256,172
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $1,280,111,426)(f)                                                                                      $1,466,846,427
_____________________________________________________________________________________________________________________________

Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Security is partially or fully on loan. See Note 5 to the financial statements.
(c) Presently non-income producing.
(d) Foreign security values are stated in U.S. dollars.
(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board of directors.
(f) At Sept. 30, 1995, the cost of securities for federal income tax purposes was approximately
    $1,280,111,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                $196,118,000
    Unrealized depreciation                                                  (9,383,000)
    ____________________________________________________________________________________
    Net unrealized appreciation                                            $186,735,000
    ____________________________________________________________________________________

PAGE
Directors and officers

Directors and officers of the Fund
_____________________________________________________________________
President and interested director

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.
_____________________________________________________________________
Independent directors

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for
Public Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Donald M. Kendall
Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird
Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.

Lewis W. Lehr
Former chairman and chief executive officer, Minnesota Mining and Manufacturing Company (3M).

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board and chief executive officer,
The Valspar Corporation.
_____________________________________________________________________
Interested directors who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.
_____________________________________________________________________
Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice president of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.

_____________________________________________________________________
Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.
PAGE
IDS mutual funds
Cash equivalent investments

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Income investments

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income.
Secondary objective is capital growth. Risk varies by bond quality.

IDS Global Bond Fund

Invests primarily in debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

IDS Extra Income Fund

Invests mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) cornucopia
PAGE
IDS mutual funds
IDS Bond Fund
Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

IDS Selective Fund

Invests in high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests primarily in securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) federal building

Tax-exempt income investments

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax. Risk varies by bond quality.

IDS High Yield Tax-Exempt Fund

Invests primarily in medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed
PAGE
IDS mutual funds
IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the fund but does not guarantee the market value of the fund's shares.

(icon of) shield with eagle head

Growth and income investments

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Moderate risk.

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Managed Retirement Fund

Invests in a combination of common stocks, fixed-income investments and money market securities to seek a maximum total return through a combination of growth of capital and current income.

(icon of) bird in a nest
PAGE
IDS mutual funds
IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three apple trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Stock Fund

Invests in common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) electrical cord

IDS Diversified Equity Income Fund

Invests primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) four puzzle pieces

IDS Mutual

Invests in a balance between common stocks and senior securities
(preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice
PAGE
IDS mutual funds
Growth investments

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Discovery Fund
Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Strategy Aggressive Fund
Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Growth Fund
Invests primarily in companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS Global Growth Fund
Invests in stocks of companies throughout the world that are positioned to meet market needs in a changing world economy.
These companies offer above-average potential for long-term growth.

(icon of) world

IDS New Dimensions Fund
Invests primarily in companies with significant growth potential due to superiority in technology, marketing or management. The fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund
Invests primarily in undervalued common stocks. The fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

PAGE
Specialty growth investment

This fund aggressively seeks capital growth as a hedge against inflation.

IDS Precious Metals Fund
Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. This is the most aggressive and most speculative
IDS mutual fund.

(icon of) cart of precious gems

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial planner or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

PAGE
Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

American Express Financial Advisors

IDS Equity Value Fund
IDS Tower 10
Minneapolis, MN 55440-0010